Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Events
Subsequent Events

23.Subsequent Events

In March 2023, a number of media channels reported cybersecurity concerns about Pinduoduo mobile app alleged by an anonymous source. At present, the exact impact of these allegations remains uncertain and cannot be reasonably estimated.